SEGMENT INFORMATION Profitability and Segment Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011 segment	Oct. 31, 2010	Oct. 31, 2009
Segment Reporting [Abstract]
Number of operating segments	4
Select income statement components (Loss) [Abstract]
Total net revenue	$ 6,615	$ 5,444	$ 4,481
Income from operations	1,071	566	47
Depreciation expense	142	124	112
Life Sciences [Member]
Select income statement components (Loss) [Abstract]
Total segment revenue	1,515	1,226
Varian acquisition deferred revenue fair value adjustment	(4)	(15)
Total net revenue	1,511	1,211	988
Income from operations	202	203	160
Depreciation expense	24	22	16
Share-based compensation expense	16	13	14
Chemical Analysis [Member]
Select income statement components (Loss) [Abstract]
Total segment revenue	1,518	1,200
Varian acquisition deferred revenue fair value adjustment	(7)	(4)
Total net revenue	1,511	1,196	844
Income from operations	313	279	216
Depreciation expense	28	24	14
Share-based compensation expense	17	13	12
Diagnostics and Genomics [Member]
Select income statement components (Loss) [Abstract]
Total segment revenue	277	253
Varian acquisition deferred revenue fair value adjustment	0	0
Total net revenue	277	253	231
Income from operations	35	18	14
Depreciation expense	15	12	11
Share-based compensation expense	4	4	4
Electronic Measurement [Member]
Select income statement components (Loss) [Abstract]
Total segment revenue	3,316	2,784
Varian acquisition deferred revenue fair value adjustment	0	0
Total net revenue	3,316	2,784	2,418
Income from operations	760	438	1
Depreciation expense	75	66	71
Share-based compensation expense	36	34	36
Segment Total [Member]
Select income statement components (Loss) [Abstract]
Total segment revenue	6,626	5,463
Varian acquisition deferred revenue fair value adjustment	(11)	(19)
Total net revenue	6,615	5,444	4,481
Income from operations	1,310	938	391
Depreciation expense	142	124	112
Share-based compensation expense	$ 73	$ 64	$ 66